Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 48,624	$ 46,805
Receivables, net of allowance for bad debts of $1.7 million (2023: $1.6 million)	60,343	56,234
Prepaid expenses and other assets	5,345	4,348
Advances and deposits	3,055	6,833
Inventories	11,934	12,558
Vessel held for sale	14,583	0
Total current assets	143,884	126,778
Non-current assets
Investments and other assets, net	11,145	11,186
Vessels and vessel equipment, net	511,352	524,044
Deferred drydock expenditures, net	13,580	12,022
Advances for ballast water treatment and scrubber systems	6,293	9,587
Deposit for vessel acquisition	8,405	0
Deferred finance fees, net	3,554	2,835
Operating lease, right-of-use asset	5,921	4,499
Total non-current assets	560,250	564,173
TOTAL ASSETS	704,134	690,951
Current liabilities
Accounts payable	6,212	2,016
Accrued expenses and other liabilities	17,751	18,265
Deferred revenue	1,385	347
Accrued interest on debt and finance leases	847	939
Current portion of long-term debt	0	6,436
Current portion of finance lease obligations	43,155	2,029
Current portion of operating lease obligations	4,399	3,807
Total current liabilities	73,749	33,839
Non-current liabilities
Non-current portion of long-term debt	23,113	39,590
Non-current portion of finance lease obligations	0	41,614
Non-current portion of operating lease obligations	1,332	510
Other non-current liabilities	954	954
Total non-current liabilities	25,399	82,668
TOTAL LIABILITIES	99,148	116,507
Redeemable Preferred Stock
Cumulative Series A 8.5% redeemable preferred stock	37,043	37,043
Stockholders' equity
Common stock	436	433
Additional paid in capital	472,040	471,216
Treasury stock	(15,636)	(15,636)
Retained earnings	111,103	81,388
Total stockholders' equity	567,943	537,401
Total redeemable preferred stock and stockholders' equity	604,986	574,444
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND EQUITY	$ 704,134	$ 690,951